INFORMATION BY INDUSTRY SEGMENT	12 Months Ended
Dec. 31, 2012
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INFORMATION BY INDUSTRY SEGMENT
INFORMATION BY INDUSTRY SEGMENT

Our reporting segments correspond to the following three market segments in which we operate: coated papers, including coated groundwood and coated freesheet; hardwood market pulp; and other, consisting of specialty papers.  We operate primarily in one geographic segment, North America.  Our products are used primarily in media and marketing applications, including catalogs, magazines, and commercial printing applications such as high-end advertising brochures, annual reports, and direct-mail advertising.  Our assets are utilized across segments in our integrated mill system and are not identified by segment or reviewed by management on a segment basis.

The following table summarizes the industry segments for the years ended December 31, 2012, 2011, and 2010:

	Year Ended December 31,
(Dollars in thousands)	2012	2011	2010
Net Sales:
Coated papers	$1,177,050	$1,418,817	$1,314,961
Hardwood market pulp	140,816	150,111	164,948
Other	156,746	153,561	125,407
Total	$1,474,612	$1,722,489	$1,605,316
Operating Income (Loss):
Coated papers (1)	$(26,115)	3,470	(38,884)
Hardwood market pulp	9,215	33,357	49,267
Other	(15,470)	(12,945)	(14,193)
Total	$(32,370)	$23,882	$(3,810)
Depreciation, Amortization, and Depletion:
Coated papers	$90,740	$98,370	$100,902
Hardwood market pulp	18,000	17,249	18,313
Other	9,438	9,676	8,152
Total	$118,178	$125,295	$127,367
Capital Spending:
Coated papers	$57,807	$65,227	$59,067
Hardwood market pulp (2)	(325)	23,695	11,017
Other	2,427	1,350	3,562
Total	$59,909	$90,272	$73,646

(1)
Included here is the effect of $102.4 million in Restructuring charges, offset by $60.6 million in Other operating income, recognized in 2012, which is entirely attributable to the coated papers segment.

(2)
Included here is the effect, attributable to the pulp segment, of a $14.7 million cash inflow from governmental grants associated with a renewable energy project at our mill in Quinnesec, Michigan, due to spending in 2011.